Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Summary of components of loan portfolio

The following table summarizes the components of the Company’s loan portfolio as of September 30, 2014 and December 31, 2013:

	September 30, 2014
(dollars in thousands)	Balance	As % of Category
Real Estate:
Construction & land development	$47,817	6.4%
Farmland	14,168	1.9%
1-4 Family	111,623	15.0%
Multifamily	14,405	1.9%
Non-farm non-residential	333,417	44.8%

Total Real Estate	521,430	70.0%

Non-Real Estate:
Agricultural	31,256	4.2%
Commercial and industrial	171,069	23.0%
Consumer and other	21,092	2.8%

Total Non-Real Estate	223,417	30.0%

Total Loans Before Unearned Income	744,847	100.0%

Unearned income	(1,786)

Total Loans Net of Unearned Income	$743,061

	December 31, 2013
(dollars in thousands)	Balance	As % of Category
Real Estate:
Construction & land development	$47,550	6.7%
Farmland	9,826	1.4%
1-4 Family	103,764	14.7%
Multifamily	13,771	2.0%
Non-farm non-residential	336,071	47.7%

Total Real Estate	510,982	72.5%

Non-Real Estate:
Agricultural	21,749	3.1%
Commercial and industrial	151,087	21.4%
Consumer and other	20,917	3.0%

Total Non-Real Estate	193,753	27.5%

Total Loans Before Unearned Income	704,735	100.0%

Unearned income	(1,569)

Total Loans Net of Unearned Income	$703,166

The following table summarizes the components of the Company’s loan portfolio as of the dates indicated:

	December 31,
	2013		2012
(dollars in thousands)	Balance	As % of Category	Balance	As % of Category
Real Estate:
Construction & land development	$47,550	6.7%	$44,856	7.1%
Farmland	9,826	1.4%	11,182	1.8%
1-4 Family	103,764	14.7%	87,473	13.8%
Multifamily	13,771	2.0%	14,855	2.4%
Non-farm non-residential	336,071	47.7%	312,716	49.6%

Total Real Estate	510,982	72.5%	471,082	74.7%

Non-Real Estate:
Agricultural	21,749	3.1%	18,476	2.9%
Commercial and industrial	151,087	21.4%	117,425	18.6%
Consumer and other	20,917	3.0%	23,758	3.8%

Total Non-Real Estate	193,753	27.5%	159,659	25.3%

Total Loans before Unearned Income	704,735	100.0%	630,741	100.0%

Unearned income	(1,569)		(1,241)

Total Loans Net of Unearned Income	$703,166		$629,500

Summary of fixed and floating rate loans by contractual maturity, excluding nonaccrual loans

The following table summarizes fixed and floating rate loans by contractual maturity as of September 30, 2014 and December 31, 2013 unadjusted for scheduled principal payments, prepayments, or repricing opportunities. The average life of the loan portfolio may be substantially less than the contractual terms when these adjustments are considered.

	September 30, 2014
(in thousands)	Fixed	Floating	Total
One year or less	$76,818	$82,870	$159,688
One to five years	241,700	201,687	443,387
Five to 15 years	69,547	31,812	101,359
Over 15 years	18,490	8,034	26,524

Subtotal	$406,555	$324,403	730,958

Nonaccrual loans			13,889

Total Loans Before Unearned Income			744,847
Unearned income			(1,786)

Total Loans Net of Unearned income			$743,061

	December 31, 2013
(in thousands)	Fixed	Floating	Total
One year or less	$60,642	$70,602	$131,244
One to five years	229,657	200,420	430,077
Five to 15 years	71,655	26,076	97,731
Over 15 years	8,503	22,695	31,198

Subtotal	$370,457	$319,793	690,250

Nonaccrual loans			14,485

Total Loans Before Unearned Income			704,735
Unearned income			(1,569)

Total Loans Net of Unearned Income			$703,166

The following table summarizes fixed and floating rate loans by contractual maturity, excluding nonaccrual loans, as of December 31, 2013 and December 31, 2012 unadjusted for scheduled principal payments, prepayments, or repricing opportunities. The average life of the loan portfolio may be substantially less than the contractual terms when these adjustments are considered.

	December 31, 2013
(in thousands)	Fixed	Floating	Total
One year or less	$60,642	$70,602	$131,244
One to five years	220,490	209,587	430,077
Five to 15 years	71,655	26,076	97,731
Over 15 years	8,503	22,695	31,198

Subtotal	$361,290	$328,960	690,250

Nonaccrual loans			14,485

Total loans before Unearned Income			704,735
Unearned income			(1,569)

Total Loans Net of Unearned Income			$703,166

	December 31, 2012
(in thousands)	Fixed	Floating	Total
One year or less	$89,117	$107,176	$196,293
One to five years	147,896	175,743	323,639
Five to 15 years	33,770	42,595	76,365
Over 15 years	7,829	5,927	13,756

Subtotal	$278,612	$331,441	610,053

Nonaccrual loans			20,688

Total Loans before Unearned Income			630,741
Unearned income			(1,241)

Total Loans Net of Unearned Income			$629,500

Past due financing receivables

The following tables present the age analysis of past due loans at September 30, 2014 and December 31, 2013.

	September 30, 2014
(in thousands)	30-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Total Loans	Recorded Investment 90 Days Accruing
Real Estate:
Construction & land development	$47	$488	$535	$47,282	$47,817	$—
Farmland	—	262	262	13,906	14,168	—
1-4 Family	2,867	5,022	7,889	103,734	111,623	385
Multifamily	—	—	—	14,405	14,405	—
Non-farm non-residential	1,520	6,169	7,689	325,728	333,417	655

Total Real Estate	4,434	11,941	16,375	505,055	521,430	1,040

Non-Real Estate:
Agricultural	—	1,073	1,073	30,183	31,256	—
Commercial and industrial	53	1,915	1,968	169,101	171,069	—
Consumer and other	162	—	162	20,930	21,092	—

Total Non-Real Estate	215	2,988	3,203	220,214	223,417	—

Total Loans Before Unearned Income	$4,649	$14,929	$19,578	$725,269	744,847	$1,040

Unearned income					(1,786)

Total Loans Net of Unearned Income					$743,061

The following tables present the age analysis of past due loans for the periods indicated:

	December 31, 2013
(in thousands)	30-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Total Loans	Recorded Investment 90 Days Accruing
Real Estate:
Construction & land development	$100	$73	$173	$47,377	$47,550	$—
Farmland	—	130	130	9,696	9,826	—
1-4 Family	3,534	4,662	8,196	95,568	103,764	414
Multifamily	—	—	—	13,771	13,771	—
Non-farm non-residential	154	7,539	7,693	328,378	336,071	—

Total Real Estate	3,788	12,404	16,192	494,790	510,982	414

Non-Real Estate:
Agricultural	—	526	526	21,223	21,749	—
Commercial and industrial	63	1,946	2,009	149,078	151,087	—
Consumer and other	123	23	146	20,771	20,917	—

Total Non-Real Estate	186	2,495	2,681	191,072	193,753	—

Total Loans Before Unearned Income	$3,974	$14,899	$18,873	$685,862	704,735	$414

Unearned income					(1,569)

Total Loans Net of Unearned Income					$703,166

The following tables present the age analysis of past due loans for the periods indicated:

	As of December 31, 2013
(in thousands)	30-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Total Loans	Recorded Investment 90 Days Accruing
Real Estate:
Construction & land development	$100	$73	$173	$47,377	$47,550	$—
Farmland	—	130	130	9,696	9,826	—
1-4 Family	3,534	4,662	8,196	95,568	103,764	414
Multifamily	—	—	—	13,771	13,771	—
Non-farm non-residential	154	7,539	7,693	328,378	336,071	—

Total Real Estate	3,788	12,404	16,192	494,790	510,982	414

Non-Real Estate:
Agricultural	—	526	526	21,223	21,749	—
Commercial and industrial	63	1,946	2,009	149,078	151,087	—
Consumer and other	123	23	146	20,771	20,917	—

Total Non-Real Estate	186	2,495	2,681	191,072	193,753	—

Total Loans before Unearned Income	$3,974	$14,899	$18,873	$685,862	704,735	$414

Unearned income					(1,569)

Total Loans Net of Unearned Income					$703,166

	As of December 31, 2012
(in thousands)	30-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Total Loans	Recorded Investment 90 Days Accruing
Real Estate:
Construction & land development	$228	$854	$1,082	$43,774	$44,856	$—
Farmland	96	312	408	10,774	11,182	—
1-4 Family	4,895	5,058	9,953	77,520	87,473	455
Multifamily	156	—	156	14,699	14,855	—
Non-farm non-residential	1,137	11,571	12,708	300,008	312,716	—

Total Real Estate	6,512	17,795	24,307	446,775	471,082	455

Non-Real Estate:
Agricultural		512	512	17,964	18,476	—
Commercial and industrial	60	2,831	2,891	114,534	117,425	—
Consumer and other	115	5	120	23,638	23,758	—

Total Non-Real Estate	175	3,348	3,523	156,136	159,659	—

Total Loans before Unearned Income	$6,687	$21,143	$27,830	$602,911	630,741	$455

Unearned income					(1,241)

Total Loans Net of Unearned Income					$629,500

Schedule of financing receivables, non accrual status

The following is a summary of nonaccrual loans by class for the periods indicated.

(in thousands)	As of September 30, 2014	As of December 31, 2013
Real Estate:
Construction & land development	$488	$73
Farmland	262	130
1-4 Family	4,637	4,248
Multifamily	—	—
Non-farm non-residential	5,514	7,539

Total Real Estate	10,901	11,990

Non-Real Estate:
Agricultural	1,073	526
Commercial and industrial	1,915	1,946
Consumer and other	—	23

Total Non-Real Estate	2,988	2,495

Total Nonaccrual Loans	$13,889	$14,485

The following is a summary of nonaccrual loans by class for the periods indicated:

	As of December 31,
(in thousands)	2013	2012
Real Estate:
Construction & land development	$73	$854
Farmland	130	312
1-4 Family	4,248	4,603
Multifamily	—	—
Non-farm non-residential	7,539	11,571

Total Real Estate	11,990	17,340

Non-Real Estate:
Agricultural	526	512
Commercial and industrial	1,946	2,831
Consumer and other	23	5

Total Non-Real Estate	2,495	3,348

Total Nonaccrual Loans	$14,485	$20,688

Financing receivable credit quality indicators

The following table identifies the credit exposure of the loan portfolio by specific credit ratings as of the dates indicated:

	As of September 30, 2014
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
Real Estate:
Construction & land development	$42,035	$1,406	$4,376	$—	$47,817
Farmland	14,001	88	79	—	14,168
1-4 Family	96,902	5,930	8,791	—	111,623
Multifamily	6,636	6,430	1,339	—	14,405
Non-farm non-residential	305,343	9,636	18,438	—	333,417

Total Real Estate	464,917	23,490	33,023	—	521,430

Non-Real Estate:
Agricultural	30,980	8	268	—	31,256
Commercial and industrial	162,145	8,361	563	—	171,069
Consumer and other	20,954	105	33	—	21,092

Total Non-Real Estate	214,079	8,474	864	—	223,417

Total Loans Before Unearned Income	$678,996	$31,964	$33,887	$—	744,847

Unearned Income					(1,786)

Total Loans Net of Unearned Income					$743,061

	As of December 31, 2013
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
Real Estate:
Construction & land development	$40,286	$1,330	$5,934	$—	$47,550
Farmland	9,631	85	110	—	9,826
1-4 Family	89,623	4,060	10,081	—	103,764
Multifamily	5,884	5,936	1,951	—	13,771
Non-farm non-residential	305,992	9,196	20,883	—	336,071

Total Real Estate	451,416	20,607	38,959	—	510,982

Non-Real Estate:
Agricultural	21,486	11	252	—	21,749
Commercial and industrial	149,930	592	565	—	151,087
Consumer and other	20,720	117	80	—	20,917

Total Non-Real Estate	192,136	720	897	—	193,753

Total Loans Before Unearned Income	$643,552	$21,327	$39,856	$—	704,735

Unearned Income					(1,569)

Total Loans Net of Unearned Income					$703,166

The following table identifies the credit exposure of the loan portfolio by specific credit ratings for the periods indicated:

	As of December 31, 2013
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
Real Estate:
Construction & land development	$40,286	$1,330	$5,934	$—	$47,550
Farmland	9,631	85	110	—	9,826
1-4 Family	89,623	4,060	10,081	—	103,764
Multifamily	5,884	5,936	1,951	—	13,771
Non-farm non-residential	305,992	9,196	20,883	—	336,071

Total Real Estate	451,416	20,607	38,959	—	510,982

Non-Real Estate:
Agricultural	21,486	11	252	—	21,749
Commercial and industrial	149,930	592	565	—	151,087
Consumer and other	20,720	117	80	—	20,917

Total Non-Real Estate	192,136	720	897	—	193,753

Total Loans before Unearned Income	$643,552	$21,327	$39,856	$—	704,735

Unearned Income					(1,569)

Total Loans Net of Unearned Income					$703,166

	As of December 31, 2012
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
Real Estate:
Construction & land development	$29,654	$5,595	$9,607	$—	$44,856
Farmland	11,059	—	123	—	11,182
1-4 Family	71,240	7,117	9,116	—	87,473
Multifamily	6,746	806	7,303	—	14,855
Non-farm non-residential	274,970	10,605	27,141	—	312,716

Total Real Estate	393,669	24,123	53,290	—	471,082

Non-Real Estate:
Agricultural	17,969	75	432	—	18,476
Commercial and industrial	108,590	3,834	5,001	—	117,425
Consumer and other	23,560	140	58	—	23,758

Total Non-Real Estate	150,119	4,049	5,491	—	159,659

Total Loans before Unearned Income	$543,788	$28,172	$58,781	$—	630,741

Unearned Income					(1,241)

Total Loans Net of Unearned Income					$629,500